Shareholders' Equity - Summary of Revaluation Reserves (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of revaluation reserve [Line Items]
Tax effect	€ (20)	€ 76	€ (39)
Other	149	(390)	1,347	€ 1,283
Reserve of gains and losses on remeasuring available-for-sale financial assets [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	3,450	3,418	4,546
Gross revaluation	(2,138)	1,310	857
Net (gains) / losses transferred to income statement	66	(1,330)	(2,122)
Foreign currency translation differences	46	(228)	(101)
Tax effect	513	308	240
Other		(28)
Other			(2)
Ending balance	1,936	3,450	3,418
Reserve of cash flow hedges [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	1,402	1,904	1,873
Gross revaluation	85	(115)	(131)
Net (gains) / losses transferred to income statement	(80)	(738)	78
Foreign currency translation differences	71	(216)	61
Tax effect	1	567	24
Other		1
Ending balance	1,479	1,402	1,904
Revaluation account [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	4,920	5,381	6,471
Gross revaluation	(2,086)	1,203	733
Net (gains) / losses transferred to income statement	(14)	(2,069)	(2,044)
Foreign currency translation differences	119	(452)	(38)
Tax effect	521	883	262
Other	1	(27)
Other			(2)
Ending balance	3,461	4,920	5,381
Real estate held for own use [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	68	59	52
Gross revaluation	(32)	8	8
Foreign currency translation differences	2	(8)	2
Tax effect	7	9	(3)
Ending balance	€ 46	€ 68	€ 59